Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Schedule of Property, Plant and Equipment
	2019	2018
Cost	$6,670,979	$6,937,062
Accumulated depreciation	(3,921,516)	(3,898,450)
	$2,749,463	$3,038,612
Rig equipment	2,510,505	2,745,172
Rental equipment	34,437	43,992
Other equipment	38,604	52,195
Vehicles	7,796	12,702
Buildings	56,834	65,561
Assets under construction	67,740	84,561
Land	33,547	34,429
	$2,749,463	$3,038,612

Cost

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2017	$6,034,166	$148,011	$244,950	$43,201	$127,385	$102,035	$33,886	$6,733,634
Additions	7,013	—	347	—	569	106,647	—	114,576
Disposals	(32,153)	(18,227)	(59,865)	(228)	(3,663)	—	(893)	(115,029)
Reclassifications	127,668	—	507	—	—	(128,175)	—	—
Reclassification to assets held for sale	(135,398)	—	—	—	—	—	—	(135,398)
Effect of foreign currency exchange differences	321,240	679	5,351	2,483	4,036	4,054	1,436	339,279
Balance, December 31, 2018	6,322,536	130,463	191,290	45,456	128,327	84,561	34,429	6,937,062
Additions	18,436	—	976	224	415	139,835	—	159,886
Disposals	(69,945)	(19,982)	(4,708)	(6,014)	(58)	—	—	(100,707)
Reclassifications	150,674	—	1,197	—	—	(151,871)	—	—
Asset decommissioning	(4,364)	—	—	—	—	—	—	(4,364)
Effect of foreign currency exchange differences	(307,954)	(174)	(3,436)	(1,160)	(2,507)	(4,785)	(882)	(320,898)
Balance, December 31, 2019	$6,109,383	$110,307	$185,319	$38,506	$126,177	$67,740	$33,547	$6,670,979

Accumulated Depreciation

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2017	$3,210,384	$87,832	$178,390	$26,921	$56,283	$—	$—	$3,559,810
Depreciation expense	335,215	9,418	15,993	4,820	8,126	—	—	373,572
Disposals	(28,399)	(11,249)	(59,857)	(220)	(3,161)	—	—	(102,886)
Reclassification to assets held for sale	(115,740)	—	—	—	—	—	—	(115,740)
Effect of foreign currency exchange differences	175,904	470	4,569	1,233	1,518	—	—	183,694
Balance, December 31, 2018	3,577,364	86,471	139,095	32,754	62,766	—	—	3,898,450
Depreciation expense	289,056	7,473	13,023	3,521	7,663	—	—	320,736
Disposals	(33,929)	(17,933)	(3,274)	(4,768)	(58)	—	—	(59,962)
Asset decommissioning	(3,518)	—	—	—	—	—	—	(3,518)
Reversal of impairment of property, plant and equipment	(5,810)	—	—	—	—	—	—	(5,810)
Effect of foreign currency exchange differences	(224,285)	(141)	(2,129)	(797)	(1,028)	—	—	(228,380)
Balance, December 31, 2019	$3,598,878	$75,870	$146,715	$30,710	$69,343	$—	$—	$3,921,516